Related Party and Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 007
Related Party and Exempt Party-in-Interest Transactions
EBP, Related Party and Party-in-Interest Transactions	Related Party and Exempt Party-in-Interest Transactions
Participants have the option to direct their contributions to be invested in certain mutual funds and common/collective trusts, which are sponsored by the Trustee, and a Company stock fund comprised of Donaldson Company, Inc. common stock. The Trustee is authorized, under contract provisions and by exemption under 29 CFR 408(b) of ERISA regulations, to invest in securities under its control and in the Company’s Common Stock Fund.
As of December 31, 2025 and 2024, the Plan held 2,379,482 and 2,640,166 shares of Donaldson Company, Inc. common stock, valued at $210,973,632 and $177,822,400, respectively. Dividends received on Donaldson Company, Inc. common stock were $2,539,098 for the year ended December 31, 2025. For the year ended December 31, 2025, purchases and sales of Donaldson Company, Inc. common stock were $7,550,104 and $30,286,395, respectively.
The Plan also issues loans to participants which are secured by the vested balance of the participants' accounts.